Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	1,561,199
Proposed Maximum Offering Price per Unit	853.60
Maximum Aggregate Offering Price	$ 1,332,639,466.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 184,037.51
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-3 (File No. 333-279150) (the “Registration Statement”) for ServiceNow, Inc. (the “Registrant”) also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on December 10, 2025.Calculated pursuant to Rule 457(r) under the Securities Act. Represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement paid herewith.